MIT-Q3

Quarterly Report
September 30, 2025
Massachusetts
Investors Trust

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace & Defense – 2.8%
Howmet Aerospace, Inc.	489,792	$96,111,884
RTX Corp.	598,748	100,188,503
		$196,300,387
Alcoholic Beverages – 0.7%
Diageo PLC	1,956,295	$46,571,192
Apparel Manufacturers – 0.7%
LVMH Moet Hennessy Louis Vuitton SE	78,106	$47,791,822
Brokerage & Asset Managers – 2.2%
CME Group, Inc.	371,086	$100,263,726
NASDAQ, Inc.	614,597	54,361,105
		$154,624,831
Business Services – 1.6%
Fiserv, Inc. (a)	635,000	$81,870,550
TransUnion	349,464	29,278,094
		$111,148,644
Computer Software – 11.6%
Check Point Software Technologies Ltd. (a)	494,465	$102,309,753
Microsoft Corp.	1,151,753	596,550,467
Salesforce, Inc.	436,307	103,404,759
		$802,264,979
Computer Software - Systems – 7.4%
Apple, Inc.	1,646,662	$419,289,545
Arista Networks, Inc. (a)	411,669	59,984,290
EPAM Systems, Inc. (a)	222,580	33,562,838
		$512,836,673
Construction – 2.0%
Allegion PLC	507,390	$89,985,617
Otis Worldwide Corp.	500,408	45,752,303
		$135,737,920
Consumer Products – 2.8%
Colgate-Palmolive Co.	643,843	$51,468,810
Kenvue, Inc.	2,339,821	37,975,295
Procter & Gamble Co.	693,028	106,483,752
		$195,927,857
Electrical Equipment – 6.8%
AMETEK, Inc.	233,303	$43,860,964
Amphenol Corp., “A”	517,927	64,093,466
Eaton Corp. PLC	345,034	129,128,974
Emerson Electric Co.	661,159	86,730,838
Hubbell, Inc.	124,496	53,571,874
TE Connectivity PLC	435,634	95,634,732
		$473,020,848
Electronics – 11.3%
Analog Devices, Inc.	325,371	$79,943,655
KLA Corp.	63,067	68,024,066
Lam Research Corp.	833,163	111,560,526

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
NVIDIA Corp.	2,564,939	$478,566,319
Texas Instruments, Inc.	244,224	44,871,275
		$782,965,841
Energy - Independent – 1.4%
ConocoPhillips	1,033,565	$97,764,913
Energy - Integrated – 1.2%
Exxon Mobil Corp.	718,404	$81,000,051
Health Maintenance Organizations – 1.1%
Cigna Group	269,825	$77,777,056
Insurance – 4.1%
Aon PLC	274,256	$97,794,205
Chubb Ltd.	323,788	91,389,163
Willis Towers Watson PLC	278,371	96,163,262
		$285,346,630
Interactive Media Services – 8.5%
Alphabet, Inc., “A”	1,320,400	$320,989,240
Meta Platforms, Inc., “A”	368,415	270,556,608
		$591,545,848
Machinery & Tools – 0.8%
Veralto Corp.	414,139	$44,151,359
Wabtec Corp.	67,969	13,625,745
		$57,777,104
Major Banks – 5.1%
Bank of America Corp.	856,689	$44,196,586
Goldman Sachs Group, Inc.	145,570	115,924,669
JPMorgan Chase & Co.	623,924	196,804,347
		$356,925,602
Medical & Health Technology & Services – 0.5%
ICON PLC (a)	184,743	$32,330,025
Medical Equipment – 6.5%
Abbott Laboratories	561,574	$75,217,221
Agilent Technologies, Inc.	587,462	75,400,748
Becton, Dickinson and Co.	325,342	60,894,262
Medtronic PLC	1,140,758	108,645,792
STERIS PLC	375,375	92,882,790
Thermo Fisher Scientific, Inc.	78,553	38,099,776
		$451,140,589
Other Banks & Diversified Financials – 3.9%
Mastercard, Inc., “A”	231,636	$131,756,873
Visa, Inc., “A”	403,484	137,741,368
		$269,498,241
Pharmaceuticals – 2.6%
Johnson & Johnson	500,747	$92,848,509
Vertex Pharmaceuticals, Inc. (a)	138,916	54,405,062
Zoetis, Inc.	205,010	29,997,063
		$177,250,634

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 0.7%
Waste Management, Inc.	219,787	$48,535,563
Restaurants – 0.9%
Aramark	1,718,620	$65,995,008
Specialty Chemicals – 1.1%
Linde PLC	158,031	$75,064,725
Specialty Stores – 7.1%
Amazon.com, Inc. (a)	1,480,518	$325,077,337
BJ's Wholesale Club Holdings, Inc. (a)	333,327	31,082,743
Costco Wholesale Corp.	94,357	87,339,670
TJX Cos., Inc.	329,926	47,687,504
		$491,187,254
Telecom - Infrastructure – 1.0%
American Tower Corp., REIT	352,498	$67,792,415
Utilities - Electric Power – 3.3%
Alliant Energy Corp.	878,217	$59,200,608
Southern Co.	641,665	60,810,592
Xcel Energy, Inc.	1,321,838	106,606,235
		$226,617,435
Total Common Stocks		$6,912,740,087
Mutual Funds (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 4.19% (v)	24,302,660	$24,305,090

Other Assets, Less Liabilities – (0.0)%		(3,221,434)
Net Assets – 100.0%		$6,933,823,743

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $24,305,090 and
$6,912,740,087, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$6,716,067,320	$—	$—	$6,716,067,320
Israel	102,309,753	—	—	102,309,753
France	—	47,791,822	—	47,791,822
United Kingdom	—	46,571,192	—	46,571,192
Investment Companies	24,305,090	—	—	24,305,090
Total	$6,842,682,163	$94,363,014	$—	$6,937,045,177
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$61,181,159	$589,743,206	$626,606,185	$(9,858)	$(3,232)	$24,305,090

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,362,059	$—